Share-based payment (Schedule of number and weighted average exercise prices of other equity instruments) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Share	Dec. 31, 2019 CAD ($) Share	Dec. 31, 2018 USD ($) Share	Dec. 31, 2018 CAD ($) Share
Deferred Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted during the year	337,999	337,999	158,886	158,886
Weighted average price (C$/unit) | $		$ 5.89		$ 7.91
Expenses (gain) recognized during the year | $	$ 1,157		$ (1,877)
Payments made during the year | $	$ 1,668		$ 0
Restricted Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted share units, beginning of year	3,666,867	3,666,867	3,405,713	3,405,713
Number of units granted during the year	1,080,741	1,080,741	1,031,701	1,031,701
Credits for dividends	7,554	7,554	9,724	9,724
Number of units forfeited during the year	(573,914)	(573,914)	(21,190)	(21,190)
Number of units vested	(1,957,249)	(1,957,249)	(759,081)	(759,081)
Number of restricted share units, end of year	2,223,999	2,223,999	3,666,867	3,666,867
Weighted average price (C$/unit) | $		$ 8.98		$ 10.33
Expenses (gain) recognized during the year | $	$ 1,557		$ (496)
Payments made during the year | $	$ 9,380		$ 6,435